Debt (Tables)	11 Months Ended
Feb. 02, 2013
Debt Disclosure [Abstract]
Short-term Debt
Short-term debt consisted of the following ($ in millions):

	February 2, 2013		March 3, 2012
	Principal Balance	Interest Rate	Principal Balance	Interest Rate
U.S. revolving credit facility – 364-day	$—	—%	$—	—%
U.S. revolving credit facility – 5-year	—	—%	—	—%
Europe revolving credit facility(1)	596	2.0%	480	2.4%
Canada revolving demand facility	—	—%	—	—%
China revolving demand facilities	—	—%	—	—%
Total short-term debt	$596		$480

(1)
Short-term debt associated with the Europe revolving credit facility is related to our Best Buy Europe operations. We have entered into an agreement to sell our 50% ownership interest in Best Buy Europe, as described in Note 4, Discontinued Operations.

	11-Month	12-Month
Fiscal Year	2013	2012
Maximum month-end amount outstanding during the year	$596	$480
Average amount outstanding during the year	$477	$337
Weighted-average interest rate at year-end	2.0%	2.4%

Schedule of long-term debt
Long-term debt consisted of the following ($ in millions):

	February 2, 2013	March 3, 2012
2013 Notes	$500	$500
2016 Notes	349	349
2021 Notes	648	648
Financing lease obligations, due 2014 to 2019, interest rates ranging from 3.0% to 8.1%	122	149
Capital lease obligations, due 2014 to 2036, interest rates ranging from 2.1% to 8.3%	80	81
Other debt, due 2018 to 2022, interest rates ranging from 3.8% to 6.7%	1	1
Total long-term debt	$1,700	$1,728
Less: current portion(1)	(547)	(43)
Total long-term debt, less current portion	$1,153	$1,685

(1)	Our 2013 Notes due July 15, 2013, are classified in the current portion of long-term debt as of February 2, 2013.

Schedule of future maturities of long-term debt, including capitalized leases
At February 2, 2013, the future maturities of long-term debt, including capitalized leases, consisted of the following ($ in millions):

Fiscal Year
2014	$547
2015	45
2016	35
2017	370
2018	15
Thereafter	688
Total long-term debt	$1,700